Finance Leases - Assets recorded under finance leases (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finance Leases
Vessels and vessel equipment, net of accumulated depreciation	$ 53,545	$ 326,600
Deferred drydock expenditures, net of accumulated amortization	598	5,353
Ballast water treatment systems, installation in progress		1,080
Total finance lease asset	$ 54,143	$ 333,033
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, Plant and Equipment, Net	Property, Plant and Equipment, Net